Related Party and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-In-Interest Transactions	Related Party and Party-In-Interest Transactions
Fees paid by the Plan for administrative and advisory services amounted to $406,848 for the year ended December 31, 2025 and qualify as party-in-interest transactions under ERISA. Certain employees of the Company provide administrative services for the Plan and are not reimbursed for their services from the Plan. Substantially all other administrative and legal expenses are paid by the Company on behalf of the Plan.
Transactions in the Plan Sponsor's common stock qualify as exempt party-in-interest transactions. As of December 31, 2025 and 2024, the Plan held 143,663 shares of The Andersons, Inc. Common Stock valued at $7,641,629 and 154,455 shares valued at $6,261,039, respectively. During the year ended December 31, 2025, the Plan recorded The Andersons, Inc. Common Stock dividend income of $116,412.